Warrant Liability - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 $ / shares	Dec. 31, 2020 £ / shares
Disclosure of classes of share capital [line items]
Expected volatility (%)	98.00%
Risk-free interest rate (%)	1.00%
Warrant liability [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)	79.00%
Risk-free interest rate (%)	0.19%
Expected life of share options (years)	2 years	3 years
Market price of ADS($)/ ordinary shares (£) | (per share)	$ 3.17	£ 3.58
Model used	Black-Scholes	Black-Scholes
Bottom of range [member] | Warrant liability [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)		84.00%
Risk-free interest rate (%)		0.25%
Top of range [member] | Warrant liability [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)		85.00%
Risk-free interest rate (%)		(0.05%)